RELATED PARTY TRANSACTIONS (Related Party transactions) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 CNY (¥)
Loto Interactive Information Technology (Shenzhen) Limited [Member]
RELATED PARTY TRANSACTIONS
Amount	¥ 0	$ 0	¥ 256
Loto Interactive
RELATED PARTY TRANSACTIONS
Expense paid amount			54
Loto Interactive | Interest on loans [Member]
RELATED PARTY TRANSACTIONS
Amount	0	0	129
Loto Interactive | Service management [Member]
RELATED PARTY TRANSACTIONS
Amount	¥ 0	$ 0	¥ 127